Taxes Other than Income Tax - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Other Taxes Payable [Line Items]
Accruals for land tax	$ 13,615	$ 19,238	$ 30,649
Land lease expenses	43,009	49,093	36,457
Environmental restoration and air contaminant emission Fee	3,837	4,831	2,785
Income related to recalculation of mineral extraction tax			5,137
Expense relating to mineral extraction tax risk			$ 27,097
Minimum [Member]
Other Taxes Payable [Line Items]
Expenses for operating lease of land period	1 year
Maximum [Member]
Other Taxes Payable [Line Items]
Expenses for operating lease of land period	49 years